Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Class K shares
Prospectus [Line Items]
Average Annual Return, Percent	17.27%	13.54%	14.51%
Class K shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.37%	12.89%	13.74%
Class K shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.64%	10.63%	11.89%